DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Significant Concentrations and Risks) (Details) - Net revenues [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Product concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	73.00%	75.00%	65.20%
Product concentration [Member] | Digital Arts [Member]
Concentration Risk [Line Items]
Concentration percentage	32.80%	34.30%	28.80%
Product concentration [Member] | Java [Member]
Concentration Risk [Line Items]
Concentration percentage	33.60%	28.00%	32.20%
Product concentration [Member] | Web Front [Member]
Concentration Risk [Line Items]
Concentration percentage	6.60%	12.70%	4.20%
Geographic concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	43.00%	44.30%	45.30%
Geographic concentration [Member] | Beijing [Member]
Concentration Risk [Line Items]
Concentration percentage	13.00%	12.40%	12.30%
Geographic concentration [Member] | Hangzhou [Member]
Concentration Risk [Line Items]
Concentration percentage	30.00%	31.90%	33.00%